Trade Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2022
Trade Accounts and Notes Receivable, Net
Trade Accounts and Notes Receivable, Net
7.	Trade Accounts and Notes Receivable, Net

Current trade accounts and notes receivable, net as of December 31, 2022 and 2021, consisted of:

	2022		2021
Non-interest bearing notes received in 2021 from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (p))	Ps.	—	Ps.	1,499,335
Trade accounts receivable		10,489,336		14,955,334
Loss allowance		(2,032,034)		(3,361,658)
	Ps.	8,457,302	Ps.	13,093,011

Non-current trade receivables as of December 31, 2022 and 2021, amounted to Ps.438,376 and Ps.385,060, respectively, and consisted of non-current trade accounts receivable in our Cable Segment.

As of December 31, 2022 and 2021, the aging analysis of the current trade accounts and notes receivable that were past due is as follows:

	2022		2021
1 to 90 days	Ps.	2,350,853	Ps.	4,367,863
91 to 180 days		1,066,211		1,459,188
More than 180 days		1,811,592		2,785,308

The carrying amounts of the Group’s trade accounts and notes receivables denominated in other than peso currencies are as follows:

	2022		2021
U.S. dollar	Ps.	338,123	Ps.	1,714,490
Other currencies		6,077		46,255
At December 31	Ps.	344,200	Ps.	1,760,745

Movements on the Group for loss allowance of trade accounts and notes receivables are as follows:

	2022		2021
At January 1	Ps.	(3,361,658)	Ps.	(4,249,133)
Provision for credit losses		(1,189,594)		(1,263,083)
Write-off of receivables		1,576,375		2,260,182
Reclassifications		(40,018)		(109,624)
Disposed operations		982,861		—
At December 31	Ps.	(2,032,034)	Ps.	(3,361,658)

The maximum exposure to credit risk of the trade accounts and notes receivable as of December 31, 2022 and 2021 is the carrying amount of each class of receivables (see Note 4).